Operating Revenue (Narrative) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenues From Contract With Customer [Line Items]
Revenue recognized from contract liability balances	$ 47	$ 42
Other Current Liabilities and Other Deferred Credits and Other Liabilities
Revenues From Contract With Customer [Line Items]
Contract liability balances	81		$ 51
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue recognized from contract liability balances	39	$ 33
Virginia Electric and Power Company | Other Current Liabilities and Other Deferred Credits and Other Liabilities
Revenues From Contract With Customer [Line Items]
Contract liability balances	$ 74		$ 39